INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2012 and 2011, the partnership has limited partnership interests in operating limited partnerships, which own apartment complexes. The number of operating limited partnerships in which the partnership has limited partnership interests at March 31, 2012 and 2011 by series is as follows:

	2012	2011
Series 1	-	4
Series 2	-	1
Series 3	7	9
Series 4	-	3
Series 5	-	1
Series 6	-	-
	7	18

During the year end March 31, 2012 the Partnership disposed of ten of the operating limited partnerships, of which one operating limited partnership was included in both Series 2 and 5. A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition	Gain/(Loss) on Disposition
Series 1	4	-	$5,000	$5,000
Series 2	1	-	-	-
Series 3	1	1	65,458	65,458
Series 4	3	-	11,993	11,993
Series 5	1	-	-	-
Series 6	-	-	-	-
Total	10	1	$82,451	$82,451

During the year end March 31, 2011 the Partnership disposed of one of the operating limited partnerships, and received additional proceeds from one operating limited partnership disposed of in the prior year. A summary of the dispositions by Series for March 31, 2011 is as follows:

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition	Gain/(Loss) on Disposition
Series 1	-	-	$-	$-
Series 2	-	-	-	-
Series 3	1	-	-	-
Series 4	-	-	7,183	7,183
Series 5	-	-	-	-
Series 6	-	-	-	-
Total	1	-	$7,183	$7,183

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

Total

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$1,390,133

Acquisition costs of operating limited partnerships	247,190

Cumulative distributions from operating limited partnerships	(3,682)

Cumulative losses from operating limited partnerships	(1,633,641)

Investments in operating limited partnerships per balance sheets	-

The Partnership has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the Partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see Note A).	-

The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	2,712

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	1,741

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (See Note A).	(2,025,513)

Other	(106,747)

Equity per operating limited partnerships’ combined financial statements	$(2,127,807)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 1	Series 2	Series 3

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$1,390,133

Acquisition costs of operating limited partnerships	-	-	247,190

Cumulative distributions from operating limited partnerships	-	-	(3,682)

Cumulative losses from operating limited partnerships	-	-	(1,633,641)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 1	Series 2	Series 3

The Partnership has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which have not been included in the Partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see note A).	-	-	2,712

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	1,741

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	-	(2,025,513)

Other	-	-	(106,747)

Equity per operating limited partnerships’ combined financial statements	$-	$-	$(2,127,807)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 4	Series 5	Series 6

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$-

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	-	-	-

Cumulative losses from operating limited partnerships	-	-	-

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 4	Series 5	Series 6

The Partnership has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which have not been included in the Partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see note A).	-	-	-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	-	-

Other	-	-	-

Equity per operating limited partnerships’ combined financial statements	$-	$-	$-

The Partnership’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

Total

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$7,274,544

Acquisition costs of operating limited partnerships	1,180,467

Cumulative distributions from operating limited partnerships	(3,682)

Cumulative losses from operating limited partnerships	(8,451,329)

Investments in operating limited partnerships per balance sheets	-

The Partnership has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the Partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	26,549

The Partnership has recorded acquisition costs at March 31, 2011, which have not been accounted for in the net assets of the operating limited partnerships (see note A).	37,049

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	33,776

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(12,925,270)

Other	(291,182)

Equity per operating limited partnerships’ combined financial statements	$(13,119,078)

The Partnership’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

	Series 1	Series 2	Series 3

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$983,918	$1,736,542	$1,877,038

Acquisition costs of operating limited partnerships	116,328	410,657	333,919

Cumulative distributions from operating limited partnerships	-	-	(3,682)

Cumulative losses from operating limited partnerships	(1,100,246)	(2,147,199)	(2,207,275)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 1	Series 2	Series 3

The Partnership has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011, which have not been included in the Partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	-	26,549	-

The Partnership has recorded acquisition costs at March 31, 2011, which have not been accounted for in the net assets of the operating limited partnerships (see note A).	(109)	34,446	2,712

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	30,590	-	3,186

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,752,056)	(3,530,515)	(3,267,836)

Other	129,959	(243,745)	(47,881)

Equity per operating limited partnerships’ combined financial statements	$(2,591,616)	$(3,713,265)	$(3,309,819)

The Partnership’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

	Series 4	Series 5	Series 6

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$1,515,236	$1,161,810	$-

Acquisition costs of operating limited partnerships	116,468	203,095	-

Cumulative distributions from operating limited partnerships	-	-	-

Cumulative losses from operating limited partnerships	(1,631,704)	(1,364,905)	-

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 4	Series 5	Series 6

The Partnership has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011, which have not been included in the Partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2011, which have not been accounted for in the net assets of the operating limited partnerships (see note A).	-	-	-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,576,044)	(1,798,819)	-

Other	20,983	(150,498)	-

Equity per operating limited partnerships’ combined financial statements	$(1,555,061)	$(1,949,317)	$-

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 1	Series 2	Series 3
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,351,093	$-	$-	$3,351,093
Land	730,530	-	-	730,530
Other assets	971,406	-	-	971,406

	$5,053,029	$-	$-	$5,053,029

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$6,629,724	$-	$-	$6,629,724
Accounts payable and accruedexpenses	70,743	-	-	70,743
Other liabilities	349,745	-	-	349,745

	7,050,212	-	-	7,050,212
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(2,127,807)	-	-	(2,127,807)
Other partners	130,624	-	-	130,624

	(1,997,183)	-	-	(1,997,183)

	$5,053,029	$-	$-	$5,053,029

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 4	Series 5	Series 6
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$-	$-
Land	-	-	-
Other assets	-	-	-

	$-	$-	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$-	$-
Accounts payable and accrued expenses	-	-	-
Other liabilities	-	-	-

	-	-	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	-	-	-
Other partners	-	-	-

	-	-	-

	$-	$-	$-

The combined summarized balance sheets of the operating limited partnerships at December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 1	Series 2	Series 3
ASSETS

Buildings and improvements, net of accumulated depreciation	$22,338,896	$1,183,860	$7,578,443	$4,185,721
Land	1,797,017	201,600	226,000	814,570
Other assets	2,643,326	533,023	204,941	1,050,579

	$26,779,239	$1,918,483	$8,009,384	$6,050,870

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$46,994,690	$4,126,441	$15,026,391	$8,832,663
Accounts payable and accrued expenses	354,315	33,787	101,018	90,669
Other liabilities	6,237,928	224,638	2,486,109	321,444

	53,586,933	4,384,866	17,613,518	9,244,776
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(13,119,078)	(2,591,616)	(3,713,265)	(3,309,819)
Other partners	(13,688,616)	125,233	(5,890,869)	115,913

	(26,807,694)	(2,466,383)	(9,604,134)	(3,193,906)

	$26,779,239	$1,918,483	$8,009,384	$6,050,870

The combined summarized balance sheets of the operating limited partnerships at December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 4	Series 5	Series 6
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,812,429	$7,578,443	$-
Land	328,847	226,000	-
Other assets	649,842	204,941	-

	$2,791,118	$8,009,384	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,982,804	$15,026,391	$-
Accounts payable and accrued expenses	27,823	101,018	-
Other liabilities	719,628	2,486,109	-

	4,730,255	17,613,518	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(1,555,061)	(1,949,317)	-
Other partners	(384,076)	(7,654,817)	-

	(1,939,137)	(9,604,134)	-

	$2,791,118	$8,009,384	$-

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 1	Series 2	Series 3
Revenue
Rental	$1,291,310	$-	$-	$1,291,310
Interest and other	78,719	-	-	78,719

	1,370,029	-	-	1,370,029
Expenses
Interest	127,504	-	-	127,504
Depreciation and amortization	308,484	-	-	308,484
Taxes and insurance	223,084	-	-	223,084
Repairs and maintenance	265,968	-	-	265,968
Operating expenses	632,670	-	-	632,670
Other expenses	6,784	-	-	6,784

	1,564,494	-	-	1,564,494

NET LOSS	$(194,465)	$-	$-	$(194,465)

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$(207,647)	$-	$-	$(207,647)

Net loss allocated to other partners	$13,182	$-	$-	$13,182

*	Amounts include $0, $0, $207,647, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

	Series 4	Series 5	Series 6
Revenue
Rental	$-	$-	$-
Interest and other	-	-	-

	-	-	-
Expenses
Interest	-	-	-
Depreciation and amortization	-	-	-
Taxes and insurance	-	-	-
Repairs and maintenance	-	-	-
Operating expenses	-	-	-
Other expenses	-	-	-

	-	-	-

NET LOSS	$-	$-	$-

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$-	$-	$-

Net loss allocated to other partners	$-	$-	$-

*	Amounts include $0, $0, $207,647, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 1	Series 2	Series 3
Revenue
Rental	$5,948,998	$740,328	$1,377,818	$1,532,678
Interest and other	311,774	9,998	85,083	85,124

	6,260,772	750,326	1,462,901	1,617,802
Expenses
Interest	1,910,626	81,053	696,797	176,773
Depreciation and amortization	1,501,952	194,120	322,268	402,896
Taxes and insurance	542,949	136,130	58,873	181,096
Repairs and maintenance	1,903,635	136,820	651,084	370,432
Operating expenses	2,447,238	294,098	596,179	632,377
Other expenses	26,943	11,100	3,500	8,843

	8,333,343	853,321	2,328,701	1,772,417

NET LOSS	$(2,072,571)	$(102,995)	$(865,800)	$(154,615)

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$(643,761)	$(101,965)	$(169,696)	$(205,937)

Net loss allocated to other partners	$(1,428,810)	$(1,030)	$(696,104)	$51,322

*	Amounts include $101,965, $169,696, $205,937, $71,704, $94,459, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

	Series 4	Series 5	Series 6
Revenue
Rental	$920,356	$1,377,818	$-
Interest and other	46,486	85,083	-

	966,842	1,462,901	-
Expenses
Interest	259,206	696,797	-
Depreciation and amortization	260,400	322,268	-
Taxes and insurance	107,977	58,873	-
Repairs and maintenance	94,215	651,084	-
Operating expenses	328,405	596,179	-
Other expenses	-	3,500	-

	1,050,203	2,328,701	-

NET LOSS	$(83,361)	$(865,800)	$-

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$(71,704)	$(94,459)	$-

Net loss allocated to other partners	$(11,657)	$(771,341)	$-

*	Amounts include $101,965, $169,696, $205,937, $71,704, $94,459, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in note A.